Income Taxes - Major Components of Gross Deferred Income Tax Assets and Liabilities (Detail) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
Deferred tax assets:
Unused tax losses	€ 2,985	€ 3,931
Unused tax credits	387	358
Deductible temporary differences:
Trading activities	6,725	7,248
Property and equipment	239	458
Other assets	1,391	1,606
Securities valuation	44	80
Allowance for loan losses	816	1,039
Other provisions	899	1,079
Other liabilities	1,246	1,353
Total deferred tax assets pre offsetting	14,732	17,152
Taxable temporary differences:
Trading activities	6,618	7,128
Property and equipment	45	57
Other assets	574	560
Securities valuation	297	381
Allowance for loan losses	24	29
Other provisions	377	355
Other liabilities	344	462
Total deferred tax liabilities pre offsetting	€ 8,279	€ 8,972